Note 10 - Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7.

Income Taxes

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The Company has evaluated the positive and negative evidence bearing upon the Company’s ability to realize the benefit of its deferred tax assets. Based on the Company’s history of operating losses, the Company has concluded that it is more likely than not
that the benefit of its deferred tax assets will
not
be realized. Due to the uncertainty surrounding the realization of the favorable tax attributes in future tax returns, the Company has provided a full valuation allowance against its deferred tax assets. There were no
significant income tax provisions or benefits for the
nine
months ended
September 30, 2019
and
2018.

10.	Income Taxes

The components of loss from operations before income taxes are as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Domestic	$(17,855)	$(24,803)	$(15,860)
Foreign	(2,874)	(5,161)	(12,666)
Total	$(20,729)	$(29,964)	$(28,526)

For the years ended
December 31, 2018,
2017,
2016,
the Company has
not
recorded a provision for federal or state income taxes as it has had net operating losses since inception.

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations is as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Income tax benefit computed at federal statutory tax rate	$(4,348)	$(10,186)	$(9,696)
Permanent differences	6	4	430
Stock compensation - permanent items	325	689	-
R&D credit - permanent items	-	1,751	1,437
State income taxes, net of federal benefit	(958)	(853)	(498)
Tax credits	(1,466)	(5,495)	(4,846)
Change in valuation allowance	5,409	(54,319)	8,804
Foreign rate differential	602	1,752	4,304
Rate change	-	2,202	-
382 limitation	-	64,975	-
Other	430	(520)	65
Total	$-	$-	$-

The significant components of the Company's deferred tax assets are as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$6,742	$2,651	$37,237
Federal and state tax credits	3,122	2,244	21,223
Accrued expenses	411	399	544
Patents	132	191	360
Stock-based compensation	1,782	1,262	1,353
Other	169	202	321
Total deferred tax assets	12,358	6,949	61,038
Valuation allowance	(12,358)	(6,949)	(61,038)
Net deferred assets	$-	$-	$-

Management of the Company has evaluated the positive and negative evidence bearing upon the realizability of its deferred tax assets. Based on the Company's history of operating losses, management of the Company has concluded that it is more likely than not
that the benefit of its deferred tax assets will
not
be realized. Accordingly, the Company has provided a full valuation allowance for deferred tax assets as of
December 31, 2018,
2017,
and
2016.

On
December 22, 2017,
the President of the United States signed into law the Tax Cuts and Jobs Act tax reform legislation. This legislation makes significant changes in U.S. tax law including a reduction in the corporate tax rates, changes to net operating loss “NOL” carryforwards and carrybacks, and a repeal of the corporate alternative minimum tax. The legislation reduced the U.S. corporate tax rate from the current rate of
34%
to
21%.
As a result of the enacted law, the Company was required to revalue deferred tax assets and liabilities at the enacted rate. This revaluation resulted in a decrease in net deferred tax asset of
$2.2
million and a corresponding reduction in the valuation allowance against these assets. There is no
impact to income tax expense. The other provisions of the Tax Cuts and Jobs Act did not
have a material impact on the
2017
or
2018
consolidated financial statements.

The Company’s preliminary estimate of the TCJA and the remeasurement of its deferred tax assets and liabilities is subject to the finalization of management’s analysis related to certain matters, such as developing interpretations of the provisions of the TCJA, changes to certain estimates and the filing of our tax returns. U.S. Treasury regulations, administrative interpretations or court decisions interpreting the TJCA may
require further adjustments and changes in our estimates. The Company completed the analysis of the
2017
Tax Act during the
fourth
quarter of
2018
and had
no
material changes to the original analysis.

Net operating loss and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service (the "IRS") and may
become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three
-year period in excess of
50%
as defined under Sections
382
and
383
in the Internal Revenue Code. This could substantially limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the Company's value immediately prior to the ownership change. Subsequent ownership changes may
further affect the limitation in future years. On
August 2, 2017,
the Company completed a financing transaction for
$22.0
million. As a result of this transaction, the company performed a study to review the application of IRC
§382
and
§383
to the Company. It was determined there was an ownership change as of the date of this financing and the Company’s NOLs generated prior to
August 2, 2017
would be fully limited. Therefore, the NOLs and credits generated prior to
August 2, 2017
have been written down to zero. This represents a decrease in Federal NOLs of approximately
$107.3
million (
$34.1
million tax effected) and a decrease in federal credits of
$23.8
million. State NOLs and credits were also fully limited as a result of this ownership change. The state NOLs were reduced by approximately
$5.0
million and credits were reduced by
$2.1
million.

As a result of current year activity, the valuation allowance increased by approximately
$5.4
million during the year ended
December 31, 2018.
This was due primarily to the addition of Orphan Drug Tax credits and the generation of net operating losses. In the year ended
December 31, 2017,
the valuation allowance had an increase of approximately
$13.1
million. However, this increase was offset by a reduction of
$65.0
million due to the aforementioned
§382
limitation and a reduction of
$2.2
million due to the change in tax rate. Therefore, there was an overall decrease to the valuation allowance
$54.1
million. The valuation allowance increased by approximately
$8.8
million during the year ended
December 31, 2016,
due primarily to the addition of Orphan Drug Tax credits and the generation of net operating losses.

Subject to the limitations described below, as of
December 31, 2018,
2017,
and
2016,
the Company has net operating loss carryforwards of approximately
$25.7
million,
$10.6
million, and
$0.0
million, respectively, to offset future federal taxable income. The pre-
2018
federal net operating loss carryforwards expire at various dates through
2037.
Federal net operating loss carryforwards generated in
2018
and forward will have an unlimited carryforward period as part of the Tax Cuts and Jobs Act. The indefinite lived net operating loss carryforwards as of
December 31, 2018
are approximately
$14.7
million. As of
December 31, 2018,
2017,
and
2016,
the Company has state net operating loss carryforwards of approximately
$21.5
million,
$6.8
million, and
$0.0
million, respectively, to offset future state taxable income, which will expire at various times between
2037
and
2038.
As of
December 31, 2018,
2017
and
2016,
the Company has tax credit carryforwards of approximately
$3.1
million,
$2.3
million and
$0.0
million, respectively, to offset future federal and state income taxes, which will expire at various times between
2037
and
2038.

The Company had
no
unrecognized tax benefits or related interest and penalties accrued during the years ended
December 31, 2018,
2017,
and
2016.
The Company will recognize interest and penalties related to uncertain tax positions in income tax expense.

The Company is subject to U.S. federal income tax and primarily Massachusetts state income tax. The statute of limitations for assessment by the IRS and state tax authorities is open for tax years ending
December 31, 2015
through
2018,
although carryforward attributes that were generated prior to tax year
2015
may
still be adjusted upon examination by the IRS or state tax authorities if they either have been or will be used in a future period. Currently, no
federal or state income tax returns are under examination by the respective taxing authorities.